As filed with the Securities and Exchange Commission on May 11, 2011

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number  811-21890

Keystone Mutual Funds
(Exact name of registrant as specified in charter)

7101 West 78th Street, Suite 201
Bloomington, MN 55439
(Address of principal executive offices) (Zip code)

Andrew Wyatt
Cornerstone Capital Management, Inc.
7101 West 78th Street, Suite 201
Bloomington, MN 55439
(Name and address of agent for service)

(952) 224-8100
Registrant's telephone number, including area code

Date of fiscal year end: 6/30/11

Date of reporting period:  3/31/11

Item 1. Schedule of Investments.

Keystone Mutual Funds
Schedule of Investments (Unaudited)		March 31, 2011

Security Description	Shares	Fair Value
COMMON STOCKS - 99.2%
Consumer Merchandising - 14.4%
Amazon.com, Inc. *	31,953	$5,755,694
Apollo Group, Inc. *	166,529	6,945,925
Burberry Group PLC ADR	114,750	4,337,550
Dicks Sporting Goods *	119,810	4,790,004
Discovery Communications, Inc. Class A *	28,707	1,145,409
Discovery Communications, Inc. Class C *	72,380	2,548,500
Tiffany & Co., Inc.	27,592	1,695,252
TJX Companies, Inc.	89,833	4,467,395
Urban Outfitters *	95,920	2,861,294
Walt Disney Co.	136,922	5,899,969
		40,446,992
Consumer Staples - 8.3%
Costco Wholesale Corporation	108,515	7,956,320
Diageo PLC ADR	73,818	5,626,408
General Mills, Inc.	148,039	5,410,825
Philip Morris International, Inc.	64,564	4,237,335
		23,230,888
Energy - 9.9%
Anadarko Petroleum Corporation	106,385	8,715,059
Petrohawk Energy Corp. *	345,103	8,468,828
Weatherford International, Ltd. * ^	473,297	10,696,512
		27,880,399
Financial Institutions - 7.3%
Goldman Sachs Group, Inc.	32,403	5,134,903
MGIC Investment Corporation *	315,604	2,805,719
Visa, Inc.	171,247	12,607,204
		20,547,826
Health Care Products - 13.2%
Celgene Corp. *	173,390	9,975,127
Gilead Sciences, Inc. *	205,606	8,725,919
Myriad Genetics, Inc. *	236,378	4,763,017
NuVasive, Inc. *	180,998	4,582,869
Volcano Corporation *	112,241	2,873,370
WellPoint, Inc.	87,305	6,093,016
		37,013,318
Industrials - 12.3%
Fluor Corp.	82,135	6,050,064
General Dynamics Corp.	113,919	8,721,639
Goodrich Corporation	69,634	5,955,796

Pentair, Inc.	127,096	4,802,958
Rockwell Automation, Inc.	54,338	5,143,092
Textron Inc.	145,467	3,984,341
		34,657,890
Materials - 4.7%
Dow Chemical Company	76,311	2,880,740
Ecolab, Inc.	111,200	5,673,424
Freeport-McMoRan Copper & Gold, Inc.	80,707	4,483,274
		13,037,438
Technology Services - 16.0%
Acme Packet, Inc. *	91,811	6,514,908
Baidu, Inc. ADR *	51,670	7,120,643
Broadcom Corporation	143,010	5,631,734
Google, Inc. *	11,652	6,830,519
Qualcomm, Inc.	143,412	7,863,280
Vistaprint N.V. * ^	107,289	5,568,299
The Western Union Company	265,120	5,506,542
		45,035,925
Technology Software - 13.1%
Apple Computer, Inc. *	53,961	18,802,710
Oracle Corporation	324,151	10,816,919
Polycom, Inc. *	135,261	7,013,283
		36,632,912
TOTAL COMMON STOCKS (Cost $232,479,699)		278,483,588

MUTUAL FUND INVESTMENTS - 1.7%
AIM STIT-STIC Prime Portfolio	4,820,449	4,820,449
TOTAL MUTUAL FUND INVESTMENTS (Cost $4,820,449)		4,820,449

Total Investments (Cost $237,300,148) - 100.9%		283,304,037
Liabilities in Excess of Other Assets - (0.9)%		(2,410,986)
TOTAL NET ASSETS - 100.0%		$280,893,051

ADR	American Depository Receipt
*	Non Income Producing Security
^	Foreign Issued Security (traded on U.S. Exchange)

Tax Basis

The cost basis of investments for federal income tax purposes at March 31, 2011 was as follows*:

Large Cap Growth Fund
Cost of Investments	$ 239,110,682

Gross unrealized appreciation	51,131,474
Gross unrealized depreciation	(6,938,119)
Net unrealized appreciation	$ 44,193,355

*Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end.  For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Fair Value Measurements

The Fund has adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period.  These inputs are summarized in the three broad levels listed below:

Level 1 – Quoted unadjusted prices for identical instruments in active markets to which the Trust has access at the date of measurement.

Level 2 – Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets. Level 2 inputs are those in markets for which there are few transactions, the prices are not current, little public information exists or instances where prices vary substantially over time or among brokered market makers.

Level 3 – Model derived valuations in which one or more significant inputs or significant value drivers are unobservable. Unobservable inputs are those inputs that reflect the Fund’s own assumptions that market participants would use to price the asset or liability based on the best available information.

The valuation levels are not necessarily an indication of the risk associated with investing in these securities (or other investments).  Care should be exercised in interpreting this information and/or using it for comparison with other mutual funds.

As of March 31, 2011, the Fund’s investments in securities were classified as follows:

	Fair Value Measurements as of March 31, 2011 Using
	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total
Equity Securities
Common Stocks (a)	$ 278,483,588	$ -	$ -	$ 278,483,588
Total Equity Securities	278,483,588	-	-	223,483,588
Other
Mutual Funds Investments (b)	4,820,449	-	-	4,820,449
Total Other	4,820,449	-	-	4,820,449
Total	$ 283,304,037	$ -	$ -	$ 283,304,037
(a)	All industry classifications are identified in the Schedule of Investments.
(b)	Mutual fund investments that are sweep investments for cash balances in the Fund at March 31, 2011.

During the period ended March 31, 2011, there were no transfers between Level 1 and Level 2.

Derivative Financial Instruments

The Fund may utilize options in an attempt to manage market or business risk or enhance returns.  When a call or put option is written, an amount equal to the premium received is recorded as a liability.  The liability is marked-to-market daily to reflect the current market value of the option written.  When a written option expires, a gain is realized in the amount of the premium originally received.  If a closing purchase contract is entered into, a gain or loss is realized in the amount of the original premium less the cost of the closing transaction.  If a written call option is exercised, a gain or loss is realized from the sale of the underlying security, and the proceeds from such sale are increased by the premium originally received.  If a written put option is exercised, the amount of the premium originally received reduces the cost of the security which is purchased upon exercise of the option.  During the period ended March 31, 2011, the Fund did not engage in option trading.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Keystone Mutual Funds

By (Signature and Title) /s/ Andrew S. Wyatt
 Andrew S. Wyatt, President

Date           5/9/11

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) /s/ Andrew S. Wyatt
 Andrew S. Wyatt, President

Date           5/9/11

By (Signature and Title) /s/ Loren R. Kix
 Loren R. Kix, Treasurer

Date           5/9/11